Critical accounting judgments and key sources of estimation uncertainty (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Critical Accounting Judgments And Key Sources Of Estimation Uncertainty
Assets held for sale	$ 154,452	$ 154,452